UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Value Fund Inc.
Semi-Annual Report — June 30, 2010
Christopher Marangi
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The Gabelli Value Fund Inc.’s (the “Fund”) Class AAA Shares declined 5.67%, while the Standard & Poor’s (“S&P”) 500 Index dropped 11.41% and the Dow Jones Industrial Average decreased 9.36%. For the year ended June 30, 2010, the Fund was up 32.48% versus increases of 14.43% and 18.90% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

														Since
			Year to											Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	20 Year		(9/29/89)
Gabelli Value Fund Class AAA	(5.67)%		1.91%		32.48%		(8.53)%		0.48%		2.49%	10.13%		9.80%
S&P 500 Index	(11.41)		(6.64)		14.43		(9.80)		(0.79)		(1.59)	7.67		7.64
Dow Jones Industrial Average	(9.36)		(5.00)		18.90		(7.38)		1.65		1.70	8.89		9.06
Nasdaq Composite Index	(12.04)		(7.05)		14.94		(6.77)		0.50		(6.12)	7.88		7.47
Class A	(5.74)		1.83		32.38		(8.55)		0.46		2.48	10.13		9.80
	(11.16	)(b)	(4.03	)(b)	24.76	(b)	(10.34	)(b)	(0.72	)(b)	1.87 (b)	9.80	(b)	9.49 (b)
Class B	(5.92)		1.40		31.40		(9.25)		(0.30)		1.71	9.69		9.38
	(10.62	)(c)	(3.60	)(c)	26.40	(c)	(10.17	)(c)	(0.70	)(c)	1.71	9.69		9.38
Class C	(5.91)		1.39		31.47		(9.24)		(0.28)		1.72	9.71		9.40
	(6.85	)(d)	0.39	(d)	30.47	(d)	(9.24)		(0.28)		1.72	9.71		9.40
Class I	(5.67)		1.99		32.79		(8.36)		0.59		2.55	10.16		9.83
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.52%, 1.52%, 2.27%, 2.27%, and 1.27%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class B Shares and Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Value Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The Gabelli Value Fund Inc.

Actual Fund Return
Class AAA**	$1,000.00	$1,019.10	1.46%	$2.50
Class A	$1,000.00	$1,018.30	1.47%	$7.36
Class B	$1,000.00	$1,014.00	2.22%	$11.09
Class C	$1,000.00	$1,013.90	2.22%	$11.09
Class I	$1,000.00	$1,019.90	1.22%	$6.11
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.55	1.46%	$7.30
Class A	$1,000.00	$1,017.50	1.47%	$7.35
Class B	$1,000.00	$1,013.79	2.22%	$11.08
Class C	$1,000.00	$1,013.79	2.22%	$11.08
Class I	$1,000.00	$1,018.74	1.22%	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

**	Class AAA Shares were first issued on April 30, 2010. Account values and expense ratios for the Actual Fund Return are calculated from April 30, 2010 through June 30, 2010.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The Gabelli Value Fund Inc.

Cable and Satellite	15.9%
Entertainment	14.8%
Metals and Mining	9.6%
Diversified Industrial	6.1%
Food and Beverage	5.8%
Consumer Products	5.5%
Telecommunications	4.6%
Broadcasting	4.5%
Financial Services	4.3%
Electronics	3.2%
Equipment and Supplies	3.1%
Publishing	2.7%
Environmental Services	2.5%
Energy and Utilities	2.2%
Aerospace	1.9%
Automotive: Parts and Accessories	1.6%
Machinery	1.4%
Consumer Services	1.4%
Business Services	1.3%
Hotels and Gaming	1.2%
Communications Equipment	1.1%
Retail	1.1%
Health Care	0.9%
Real Estate	0.7%
Aviation: Parts and Services	0.7%
Wireless Communications	0.6%
Specialty Chemicals	0.6%
Automotive	0.2%
Agriculture	0.2%
Educational Services	0.2%
Computer Software and Services	0.1%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.9%
1,000,000	Rolls-Royce Group plc†	$7,007,796	$8,404,301
90,000,000	Rolls-Royce Group plc, Cl. C†	138,177	134,469

		7,145,973	8,538,770

	Agriculture — 0.2%
28,000	Archer-Daniels-Midland Co.	906,097	722,960
500	The Mosaic Co.	8,345	19,490

		914,442	742,450

	Automotive — 0.2%
20,000	Navistar International Corp.†	668,627	984,000

	Automotive: Parts and Accessories — 1.6%
38,000	China Yuchai International Ltd.	300,576	585,580
169,000	Genuine Parts Co.	4,395,630	6,667,050

		4,696,206	7,252,630

	Aviation: Parts and Services — 0.7%
110,000	BBA Aviation plc	218,145	301,255
40,000	Curtiss-Wright Corp.	730,684	1,161,600
365,000	GenCorp Inc.†	3,112,583	1,598,700

		4,061,412	3,061,555

	Broadcasting — 4.5%
789,000	CBS Corp., Cl. A, Voting	14,754,840	10,233,330
178,000	Liberty Media Corp. - Capital, Cl. A†	1,957,028	7,459,980
52,500	Liberty Media Corp. — Starz, Cl. A†	1,213,115	2,721,600

		17,924,983	20,414,910

	Business Services — 1.3%
26,000	Akamai Technologies Inc.†	578,478	1,054,820
35,300	Ascent Media Corp., Cl. A†	912,006	891,678
14,000	Broadridge Financial Solutions Inc.	164,276	266,700
83,000	Clear Channel Outdoor Holdings Inc., Cl. A†	617,031	720,440
29,950	Fidelity National Information Services Inc.	525,707	803,259
40,000	Intermec Inc.†	770,269	410,000
4,000	MasterCard Inc., Cl. A	926,109	798,120
27,000	Monster Worldwide Inc.†	395,830	314,550
121,000	SearchMedia Holdings Ltd.†	958,322	372,680
5,000	The Brink’s Co.	136,183	95,150

		5,984,211	5,727,397

	Cable and Satellite — 15.9%
130,000	Adelphia Communications Corp., Cl. A† (a)	91,925	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
130,000	Adelphia Recovery Trust†	0	1,300
1,252,000	Cablevision Systems Corp., Cl. A	3,015,247	30,060,520
52,000	Comcast Corp., Cl. A, Special	927,430	854,360
500,000	DIRECTV, Cl. A†	7,632,118	16,960,000
97,000	DISH Network Corp., Cl. A	1,854,882	1,760,550
49,000	EchoStar Corp., Cl. A†	1,244,899	934,920
235,000	Liberty Global Inc., Cl. A†	4,284,186	6,107,650
332,000	Rogers Communications Inc., Cl. B	1,060,510	10,876,320
106,000	Scripps Networks Interactive Inc., Cl. A	3,388,205	4,276,040
10,000	Time Warner Cable Inc.	442,515	520,800

		23,941,917	72,352,460

	Communications Equipment — 1.1%
10,000	Alcatel-Lucent, ADR†	76,325	25,400
297,000	Corning Inc.	2,719,121	4,796,550

		2,795,446	4,821,950

	Computer Software and Services — 0.1%
8,000	Alibaba.com Ltd.	14,075	16,006
24,000	AOL Inc.†	525,455	498,960

		539,530	514,966

	Consumer Products — 5.5%
58,000	Energizer Holdings Inc.†	1,360,690	2,916,240
10,000	Fortune Brands Inc.	473,277	391,800
566	Givaudan SA	161,059	483,898
800	National Presto Industries Inc.	23,862	74,288
85,000	Pactiv Corp.†	753,082	2,367,250
855,000	Swedish Match AB	12,018,734	18,783,497
2,000	Wolverine World Wide Inc.	19,468	50,440

		14,810,172	25,067,413

	Consumer Services — 1.4%
6,500	IAC/InterActiveCorp.†	109,646	142,805
205,000	Liberty Media Corp. - Interactive, Cl. A†	3,306,266	2,152,500
165,000	Rollins Inc.	829,471	3,413,850
65,000	TiVo Inc.†	582,089	479,700

		4,827,472	6,188,855

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 6.1%
42,000	Ampco-Pittsburgh Corp.	$210,015	$874,860
8,000	Cooper Industries plc	267,867	352,000
163,000	Crane Co.	4,256,891	4,924,230
112,037	Griffon Corp.†	1,176,293	1,239,129
291,000	Honeywell International Inc.	8,339,780	11,357,730
116,000	ITT Corp.	4,906,736	5,210,720
209,000	Katy Industries Inc.†	1,273,584	361,570
98,330	Tyco International Ltd.	3,924,817	3,464,166

		24,355,983	27,784,405

	Educational Services — 0.2%
8,500	ITT Educational Services Inc.†	821,211	705,670

	Electronics — 3.2%
184,000	LSI Corp.†	1,079,118	846,400
12,500	Rovi Corp.†	194,418	473,875
195,000	Texas Instruments Inc.	4,775,927	4,539,600
4,000	Thermo Fisher Scientific Inc.†	92,199	196,200
191,000	Thomas & Betts Corp.†	3,647,439	6,627,700
74,000	Tyco Electronics Ltd.	2,405,054	1,878,120

		12,194,155	14,561,895

	Energy and Utilities — 2.2%
11,700	Chevron Corp.	716,073	793,962
110,000	ConocoPhillips	2,924,997	5,399,900
5,420	Mirant Corp.†	25,619	57,235
200,000	Mirant Corp., Escrow† (a)	0	0
16,000	National Fuel Gas Co.	794,136	734,080
8,000	NextEra Energy Inc.	375,557	390,080
67,000	Northeast Utilities	1,304,223	1,707,160
35,000	Southwest Gas Corp.	869,427	1,032,500

		7,010,032	10,114,917

	Entertainment — 14.8%
8,570	Chestnut Hill Ventures† (a)	233,241	289,066
148,000	Discovery Communications Inc., Cl. A†	2,445,935	5,285,080
172,000	Discovery Communications Inc., Cl. C†	2,023,975	5,319,960
65,000	Dover Motorsports Inc.†	315,664	118,300
255,000	Grupo Televisa SA, ADR	2,309,514	4,439,550
289,000	Madison Square Garden Inc., Cl. A†	661,883	5,684,630
310,001	Time Warner Inc.	8,256,741	8,962,129
878,000	Viacom Inc., Cl. A	25,827,439	31,309,480
276,001	Vivendi	4,059,584	5,675,206

		46,133,976	67,083,401

	Environmental Services — 2.5%
299,000	Republic Services Inc.	3,831,595	8,889,270
80,000	Waste Management Inc.	2,159,086	2,503,200

		5,990,681	11,392,470

	Equipment and Supplies — 3.1%
165,000	CIRCOR International Inc.	1,953,490	4,220,700
59,000	Federal Signal Corp.	511,917	356,360
50,500	Flowserve Corp.	664,565	4,282,400
61,000	Gerber Scientific Inc.†	375,425	326,350
87,000	GrafTech International Ltd.†	1,003,574	1,271,940
123,000	Watts Water Technologies Inc., Cl. A	1,736,732	3,525,180

		6,245,703	13,982,930

	Financial Services — 4.3%
260,000	American Express Co.	7,054,769	10,322,000
20,000	Artio Global Investors Inc.	517,480	314,800
26,000	Deutsche Bank AG	1,500,517	1,460,160
95,000	H&R Block Inc.	1,750,555	1,490,550
20,000	Interactive Brokers Group Inc., Cl. A†	386,998	332,000
11,038	JPMorgan Chase & Co.	324,057	404,101
46,000	Kinnevik Investment AB, Cl. B	698,808	742,740
64,000	Legg Mason Inc.	1,757,088	1,793,920
21,000	SLM Corp.†	438,855	218,190
71,000	The Bank of New York Mellon Corp.	2,119,517	1,752,990
33,000	Wells Fargo & Co.	898,085	844,800

		17,446,729	19,676,251

	Food and Beverage — 5.8%
49,000	Constellation Brands Inc., Cl. A†	786,417	765,380
5,000	Corn Products International Inc.	61,638	151,500
90,000	Davide Campari — Milano SpA	439,326	445,180
18,000	Del Monte Foods Co.	136,514	259,020
178,000	Diageo plc, ADR	6,869,120	11,167,720
45,000	Dr. Pepper Snapple Group Inc.	1,109,303	1,682,550
8,000	Flowers Foods Inc.	43,372	195,440
98,000	Fomento Economico Mexicano SAB de CV, ADR	1,180,702	4,228,700
31,000	H.J. Heinz Co.	1,045,150	1,339,820
12,000	Kellogg Co.	554,827	603,600
25,000	Kerry Group plc, Cl. A	290,481	697,026
48,000	Kraft Foods Inc., Cl. A	1,402,031	1,344,000
7,000	PepsiCo Inc.	341,514	426,650
18,000	Pernod-Ricard SA	1,540,990	1,408,286
14,000	Remy Cointreau SA	831,862	750,110
16,000	Sara Lee Corp.	229,370	225,600
9,000	The Hershey Co.	344,327	431,370

		17,206,944	26,121,952

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 0.9%
4,000	Chemed Corp.	$125,792	$218,560
16,000	Covidien plc	663,014	642,880
18,500	Mead Johnson Nutrition Co.	566,601	927,220
20,000	Millipore Corp.†	2,123,400	2,133,000

		3,478,807	3,921,660

	Hotels and Gaming — 1.2%
48,000	Dover Downs Gaming & Entertainment Inc.	296,074	138,720
142,000	Gaylord Entertainment Co.†	3,914,343	3,136,780
475,000	Ladbrokes plc	3,467,650	902,734
50,000	Las Vegas Sands Corp.†	526,498	1,107,000
25,300	MGM Resorts International†	178,109	243,892

		8,382,674	5,529,126

	Machinery — 1.4%
73,000	CNH Global NV†	1,295,607	1,653,450
66,000	Deere & Co.	1,384,349	3,674,880
41,000	Zebra Technologies Corp., Cl. A†	1,147,408	1,040,170

		3,827,364	6,368,500

	Metals and Mining — 9.6%
308,000	Barrick Gold Corp.	5,686,940	13,986,280
30,000	Freeport-McMoRan Copper & Gold Inc.	940,407	1,773,900
98,000	Kinross Gold Corp.	808,548	1,674,820
422,000	Newmont Mining Corp.	7,907,210	26,054,280

		15,343,105	43,489,280

	Publishing — 2.7%
520,000	Media General Inc., Cl. A†	9,681,401	5,075,200
53,000	Meredith Corp.	1,068,357	1,649,890
482,000	News Corp., Cl. A	7,173,222	5,764,720
1	The E.W. Scripps Co., Cl. A†	11	8

		17,922,991	12,489,818

	Real Estate — 0.7%
133,600	Griffin Land & Nurseries Inc.	1,586,869	3,393,440

	Retail — 1.1%
66,000	HSN Inc.†	988,012	1,584,000
50,000	Ingles Markets Inc., Cl. A	572,181	752,500
100,000	Safeway Inc.	2,020,190	1,966,000
19,000	Walgreen Co.	633,593	507,300

		4,213,976	4,809,800

	Specialty Chemicals — 0.6%
195,000	Ferro Corp.†	2,681,832	1,437,150
6,500	FMC Corp.	289,248	373,295
16,000	International Flavors & Fragrances Inc.	710,361	678,720
3,000	Monsanto Co.	127,974	138,660

		3,809,415	2,627,825

	Telecommunications — 4.6%
550,000	Cincinnati Bell Inc.†	1,872,564	1,655,500
65,000	RCN Corp.†	414,187	962,650
965,000	Sprint Nextel Corp.†	9,224,383	4,091,600
365,000	Telephone & Data Systems Inc.	7,914,668	11,092,350
122,000	Telephone & Data Systems Inc., Special	2,724,202	3,237,880

		22,150,004	21,039,980

	Wireless Communications — 0.6%
10,000	Millicom International Cellular SA	723,656	810,700
40,000	United States Cellular Corp.†	1,880,524	1,646,000
7,000	ViaSat Inc.†	215,315	227,920

		2,819,495	2,684,620

	TOTAL COMMON STOCKS	309,250,505	453,445,296

	WARRANTS — 0.0%
	Business Services — 0.0%
32,000	SearchMedia Holdings Ltd., expire 11/19/11†	79,875	15,360

	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	35,380	1,081

	TOTAL WARRANTS	115,255	16,441

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$507,000	U.S. Treasury Bills, 0.122% to 0.175%††, 07/22/10 to 12/02/10	506,839	506,839

	TOTAL INVESTMENTS — 100.1%	$309,872,599	453,968,576

	Other Assets and Liabilities (Net) — (0.1)%		(383,080)

	NET ASSETS — 100.0%		$453,585,496

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $289,066 or 0.06% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $309,872,599)	$453,968,576
Receivable for investments sold	331,333
Receivable for Fund shares sold	185,917
Dividends receivable	706,663
Prepaid expenses	37,564

Total Assets	455,230,053

Liabilities:
Payable to custodian	88,623
Payable for Fund shares redeemed	391,659
Payable for investments purchased	137,746
Payable for investment advisory fees	391,759
Payable for distribution fees	102,079
Payable for accounting fees	7,500
Payable for shareholder services fees	335,390
Payable for shareholder communications expenses	120,321
Other accrued expenses	69,480

Total Liabilities	1,644,557

Net Assets applicable to 35,476,926 shares outstanding	$453,585,496

Net Assets Consist of:
Paid-in capital	$304,812,861
Accumulated net investment income	573,754
Accumulated net realized gain on investments and foreign currency transactions	4,103,039
Net unrealized appreciation on investments	144,095,977
Net unrealized depreciation on foreign currency translations	(135)

Net Assets	$453,585,496

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($26,560 ÷2,072 shares outstanding; 50,000,000 shares authorized)	$12.82

Class A:
Net Asset Value and redemption price per share ($440,152,201 ÷34,363,613 shares outstanding; 100,000,000 shares authorized)	$12.81

Maximum offering price per share (NAV ÷0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.59

Class B:
Net Asset Value and offering price per share ($2,130,067 ÷183,460 shares outstanding; 100,000,000 shares authorized)	$11.61	(a)

Class C:
Net Asset Value and offering price per share ($5,983,440 ÷514,455 shares outstanding; 50,000,000 shares authorized)	$11.63	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($5,293,228 ÷413,326 shares outstanding; 50,000,000 shares authorized)	$12.81

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $235,025)	$4,052,382
Interest	881

Total Investment Income	4,053,263

Expenses:
Investment advisory fees	2,359,724
Distribution fees — Class AAA	7
Distribution fees — Class A	571,830
Distribution fees — Class B	14,686
Distribution fees — Class C	31,215
Shareholder services fees	245,352
Shareholder communications expenses	73,598
Legal and audit fees	42,329
Directors’ fees	34,350
Custodian fees	34,066
Registration expenses	23,226
Accounting fees	22,500
Tax expense	12,209
Interest expense	228
Miscellaneous expenses	23,736

Total Expenses	3,489,056

Net Investment Income	564,207

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	12,125,200
Net realized loss on foreign currency transactions	(19,011)

Net realized gain on investments and foreign currency transactions	12,106,189

Net change in unrealized depreciation:
on investments	(3,940,562)
on foreign currency translations	(205)

Net change in unrealized depreciation on investments and foreign currency translations	(3,940,767)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,165,422

Net Increase in Net Assets Resulting from Operations	$8,729,629

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$564,207	$1,364,135
Net realized gain on investments and foreign currency transactions	12,106,189	3,734,305
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,940,767)	135,855,468

Net Increase in Net Assets Resulting from Operations	8,729,629	140,953,908

Distributions to Shareholders:
Net investment income
Class A	—	(1,357,710)
Class I	—	(24,144)

	—	(1,381,854)

Net realized gain
Class A	—	(3,899,428)
Class B	—	(36,843)
Class C	—	(59,939)
Class I	—	(40,548)

	—	(4,036,758)

Total Distributions to Shareholders	—	(5,418,612)

Capital Share Transactions:
Class AAA	28,503	—
Class A	(18,144,724)	(47,622,480)
Class B	(1,826,724)	(1,687,072)
Class C	(413,342)	(1,254,766)
Class I	535,333	(335,971)

Net Decrease in Net Assets from Capital Share Transactions	(19,820,954)	(50,900,289)

Redemption Fees	706	7,406

Net Increase/(Decrease) in Net Assets	(11,090,619)	84,642,413

Net Assets:
Beginning of period	464,676,115	380,033,702

End of period (including undistributed net investment income of $573,754 and $9,547, respectively)	$453,585,496	$464,676,115

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income from Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net	Realized	Return			Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses(c)		Rate
Class AAA
2010(d)	$14.37	$0.01	$(1.56)	$(1.55)	—	—	—	—	$0.00	$12.82	(10.8)%	$27	0.55	%(e)	1.46	%(e)	3%

Class A
2010(f)	$12.58	$0.02	$0.21	$0.23	—	—	—	—	$0.00	$12.81	1.8%	$440,152	0.25	%(e)	1.47	%(e)	3%
2009	9.00	0.04	3.69	3.73	$(0.04)	$(0.11)	—	$(0.15)	0.00	12.58	41.4	449,865	0.36		1.52		5
2008	16.78	0.04	(7.47)	(7.43)	(0.04)	(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28		1.41		4
2007	17.61	(0.04)	0.86	0.82	—	(1.65)	0.00 (b)	(1.65)	0.00	16.78	4.6	800,586	(0.20)		1.39		9
2006	18.11	0.03	3.92	3.95	(0.03)	(4.42)	—	(4.45)	0.00	17.61	21.7	860,789	0.14		1.41		17
2005	19.49	0.02	(0.05)	(0.03)	(0.01)	(1.34)	—	(1.35)	0.00	18.11	(0.2)	1,063,137	0.08		1.40		3

Class B
2010(f)	$11.45	$(0.04)	$0.20	$0.16	—	—	—	—	$0.00	$11.61	1.4%	$2,130	(0.62)	%(e)	2.22	%(e)	3%
2009	8.24	(0.03)	3.35	3.32	—	$(0.11)	—	$(0.11)	0.00	11.45	40.3	3,850	(0.38)		2.27		5
2008	15.46	(0.06)	(6.85)	(6.91)	—	(0.03)	$(0.28)	(0.31)	0.00	8.24	(44.6)	4,252	(0.48)		2.16		4
2007	16.46	(0.17)	0.82	0.65	—	(1.65)	0.00 (b)	(1.65)	0.00	15.46	3.9	10,774	(0.95)		2.14		9
2006	17.28	(0.10)	3.70	3.60	—	(4.42)	—	(4.42)	0.00	16.46	20.8	13,046	(0.53)		2.16		17
2005	18.79	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	17.28	(0.9)	17,804	(0.67)		2.15		3

Class C
2010(f)	$11.47	$(0.03)	$0.19	$0.16	—	—	—	—	$0.00	$11.63	1.4%	$5,983	(0.51)	%(e)	2.22	%(e)	3%
2009	8.25	(0.04)	3.37	3.33	—	$(0.11)	—	$(0.11)	0.00	11.47	40.4	6,314	(0.39)		2.27		5
2008	15.48	(0.06)	(6.86)	(6.92)	—	(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)		2.16		4
2007	16.47	(0.17)	0.83	0.66	—	(1.65)	0.00 (b)	(1.65)	0.00	15.48	4.0	14,679	(0.94)		2.14		9
2006	17.29	(0.11)	3.71	3.60	—	(4.42)	—	(4.42)	0.00	16.47	20.7	14,704	(0.58)		2.16		17
2005	18.80	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	17.29	(0.9)	14,003	(0.67)		2.15		3

Class I
2010(f)	$12.56	$0.04	$0.21	$0.25	—	—	—	—	$0.00	$12.81	2.0%	$5,293	0.54	%(e)	1.22	%(e)	3%
2009	8.99	0.06	3.69	3.75	$(0.07)	$(0.11)	—	$(0.18)	0.00	12.56	41.6	4,647	0.59		1.27		5
2008(g)	15.87	0.08	(6.57)	(6.49)	(0.08)	(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66	(e)	1.16	(e)	4

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), and 2.15% (Class B and Class C), respectively. For the six months ended June 30, 2010, and the years ended December 31, 2009, 2008, and 2007, the effect of interest expense was minimal. For the year ended December 31, 2005, there was no interest expense.

(d)	From the commencement of offering Class AAA Shares on April 30, 2010 through June 30, 2010, unaudited.

(e)	Annualized.

(f)	For the six months ended June 30, 2010, unaudited.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Value Fund Inc. (the “Fund”) was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$8,404,301	$134,469	—	$8,538,770
Cable and Satellite	72,352,460	—	$0	72,352,460
Energy and Utilities	10,114,917	—	0	10,114,917
Entertainment	66,794,335	—	289,066	67,083,401
Other Industries (a)	295,355,748	—	—	295,355,748

Total Common Stocks	453,021,761	134,469	289,066	453,445,296

Warrants (a)	16,441	—	—	16,441

U.S. Government Obligations	—	506,839	—	506,839

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$453,038,202	$641,308	$289,066	$453,968,576

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	289,066	—	—	—	—	—	—	289,066	—

Total Common Stocks	289,066	—	—	—	—	—	—	289,066	—

TOTAL INVESTMENTS IN SECURITIES	$289,066	$—	$—	$—	$—	$—	$—	$289,066	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. The Fund did not hold any short positions as of June 30, 2010.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$1,369,755
Net long-term capital gains	4,048,857

Total distributions paid	$5,418,612

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
To be consistent with the application of Federal Excise Tax rules regarding undistributed income of regulated investment companies, the Fund paid $12,209 with its 2009 federal excise return.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$318,323,262	$174,743,066	$(39,097,752)	$135,645,314
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any interest or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $13,378,576 and $32,388,726, respectively.
Sales of U.S. Government obligations for the six months ended June 30, 2010, other than short-term obligations, aggregated $762,461.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $44,242 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $12,485 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
7. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class AAA Shares were first issued on April 30, 2010.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $706 and $7,406, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)*		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,072	$28,503	—	—

Net increase	2,072	$28,503	—	—

Class A
Shares sold	1,289,650	$17,244,941	1,330,319	$13,802,526
Shares issued upon reinvestment of distributions	—	—	382,008	4,851,497
Shares redeemed	(2,679,723)	(35,389,665)	(6,677,972)	(66,276,503)

Net decrease	(1,390,073)	$(18,144,724)	(4,965,845)	$(47,622,480)

Class B
Shares sold	—	—	58	$596
Shares issued upon reinvestment of distributions	—	—	3,014	34,808
Shares redeemed	(152,854)	$(1,826,724)	(182,748)	(1,722,476)

Net decrease	(152,854)	$(1,826,724)	(179,676)	$(1,687,072)

Class C
Shares sold	33,242	$399,923	29,220	$257,961
Shares issued upon reinvestment of distributions	—	—	3,701	42,816
Shares redeemed	(69,351)	(813,265)	(171,558)	(1,555,543)

Net decrease	(36,109)	$(413,342)	(138,637)	$(1,254,766)

Class I
Shares sold	91,529	$1,185,812	181,265	$1,722,290
Shares issued upon reinvestment of distributions	—	—	1,396	17,693
Shares redeemed	(48,077)	(650,479)	(205,306)	(2,125,954)

Net increase/(decrease)	43,452	$535,333	(22,645)	$(335,971)

*	For Class AAA Shares, from the commencement of offering these shares on April 30, 2010.
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued) (Unaudited)
9. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 24, 2010, the Independent Board Members, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
1. Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.
2. Investment Performance of the Fund and Adviser. The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group. While the Fund had underperformed relative to its peer group over various time periods, the Independent Board Members noted the improvement during the most recently completed nine months. In addition, they noted several factors that may have contributed to the past underperformance and which may not have affected many peer funds, including (1) that the Fund is a non-diversified fund with larger exposure to certain issuers; (2) that the Fund tends to have low turnover, holding positions for longer periods; (3) that the Fund’s investments had focused on the entertainment and media sectors, which underperformed certain other sectors; and (4) that the Fund was experiencing net redemptions, which can adversely affect portfolio management flexibility. Encouraged by the more recent Fund performance, the Independent Board Members and concluded that the Adviser was delivering acceptable performance results.
3. Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category. They noted that, while the management fees are at the higher end relative to peer firms, the Fund’s other expenses are below the group average. The independent Board Members also considered the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement is much more extensive than those under the advisory agreements for non-fund clients.

b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was presented (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.
4. Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.
5. Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.
6.	Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions
In considering the Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by
calling 800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers*

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Joseph H. Egan
Acting Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB409Q210SR
The
Gabelli
Value
Fund
Inc.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date	9/1/10

*	Print the name and title of each signing officer under his or her signature.